SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP Plans	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Monthly administrative fee, percentage of account balance	0.05%
Maximum administrative fee expense	$ 5